FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	0 Months Ended
Dec. 31, 2013
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

<>NOTE 17 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

  <><       Foreign exchange risk management:

The Group enters into forward exchange contracts in non-functional currencies and purchases and writes non-functional currency options in order to hedge the currency exposure on identifiable balance sheet items. In addition, the Group takes steps to reduce exposure by using “natural” hedging. The Company also acts to offset risks in opposite directions among the companies in the Group. The currency hedged items are usually denominated in the following main currencies: the euro (EUR), Hungarian forint (HUF), British pound (GBP), new Israeli shekel (NIS), Canadian dollar (CAD), Croatian kuna (HRK), Russian ruble (RUB), Czech koruna (CZK) and Swiss franc (CHF). The writing of options is part of a comprehensive currency hedging strategy.

<>The counterparties to the derivatives are comprised mainly of major banks and, in light of the current financial environment, the Company is monitoring the associated inherent credit risks. The Company does not enter into derivative transactions for trading purposes.

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b. Derivative instrument disclosure:

The following table summarizes the notional amounts for hedged items, for transactions designated as hedge accounting:

	December 31,
	2013	2012
	(U.S. $ in millions)

Interest rate swap - cash flow hedge	$-	$1,100

Interest rate swap - fair value hedge	2,500	1,550

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	300	200

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
		December 31,
	Reported under	2013	2012

		(U.S. $ in millions)
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$2	$4

Liability derivatives - interest rate swap - cash flow hedge designated as hedging instruments	Other current liabilities	-	(4)

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments	Senior notes and loans	(233)	(14)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(203)	(91)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(17)	(29)

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	28	20

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $76 million and losses of $45 million were recognized under financial expenses - net for the years ended December 31, 2013 and 2012, respectively. Such losses offset the revaluation of the balance sheet items also booked under financial expenses—net.

With respect to the interest rate and cross-currency swap agreements, gains of $35 million and $18 million were recognized under financial expenses - net for the years ended December 31, 2013 and 2012, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

c.       Securitization:

In April 2011, Teva established an accounts receivable securitization program with BNP Paribas Bank ("BNP Paribas"). Under the program, Teva sells, on an ongoing basis, certain accounts receivable and the right to the collections on those accounts receivable to BNP Paribas.

Once sold to BNP Paribas, the accounts receivable and rights to collection are separate and distinct from Teva's own assets. These assets are unavailable to Teva's creditors should Teva become insolvent. BNP Paribas has all the rights ensuing from the sale of the securitized accounts receivable, including the right to pledge or exchange the assets it received. Consequently, the accounts receivable in Teva's consolidated balance sheets is presented net of the securitized receivables.

As of December 31, 2013 and 2012, the balance of Teva's securitized assets sold amounted to $590 million and $535 million, respectively. Gains and losses related to these transactions were immaterial for the three years ended December 31, 2013.

The following table summarizes the net balance outstanding due to outstanding securitization programs:

	As of and for the year ended December 31,
	2013	2012
	(U.S. $ in millions)

Sold receivables at the beginning of the year	$535	$435

Proceeds from sale of receivables	3,662	3,491

Cash collections (remitted to the owner of the receivables)	(3,635)	(3,393)

Effect of currency exchange rate changes	28	2

Sold receivables at the end of the year	$590	$535